Stock-Based Compensation	9 Months Ended
Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation	Stock-Based Compensation
Prior to the Spin-Off, certain eligible employees were awarded incentive stock options, non-qualified stock options, stock appreciation rights, restricted stock units (RSUs), performance share units (PSUs) and other stock awards under 3M's Amended and Restated 2016 Long-Term Incentive Plan (3M Company Plan). Stock-based compensation granted pursuant to the 3M Company Plan was based on 3M’s common stock.
In March 2024, 3M's Board of Directors approved the 2024 Long-Term Incentive Plan (Solventum 2024 Plan) providing for the grant of incentive stock options, non-qualified stock options, stock appreciation rights, RSUs, PSUs, and other stock or cash-based awards to eligible employees and non-employee directors. Stock-based compensation granted pursuant to the 2024 Long-Term Incentive Plan is based on Solventum's stock. The maximum shares that can be issued under the Solventum 2024 Plan is 13,000,000 shares.
In connection with the Spin-Off, all awards granted under the 3M Company Plan for Solventum employees were converted into equivalent awards under the Solventum 2024 Plan subsequent to the Spin-Off in April 2024. This stock award modification at Spin-Off resulted in expense of $20 million in the nine months ended September 30, 2024.
Stock-Based Compensation Expense
Amounts recognized in the financial statements with respect to stock-based compensation programs, which include stock options, RSUs, and PSUs, are provided in the following table. Capitalized stock-based compensation amounts were not material.

	Three months ended September 30,		Nine months ended September 30,
(Millions)	2024	2023	2024	2023
Cost of sales	$3	$1	$12	$7
Selling, general and administrative expenses	22	4	61	18
Research, development and related expenses	2	1	14	7
Stock-based compensation expenses	27	6	87	32
Income tax benefits	(5)	(2)	(13)	(8)
Stock-based compensation expenses, net of tax	$22	$4	$74	$24